Long-term debt	12 Months Ended
Jan. 31, 2014
Long-term debt [Text Block]

NOTE 6 – Long-term debt

Note payable to Ford Credit payable in monthly installments of $544 including interest at a fixed rate of 9.49% through maturity in February 2016. Principal balance at January 31, 2014 and 2013 is $12,304 and $17,394, respectively. Carrying amount of a vehicle that serves as collateral is $14,410 and $21,928 at January 31, 2014 and 2013, respectively.

The following is a summary of the principal maturities of long-term debt during the next five years:

Minimum future debt payments

For the twelve months ending January 31,:
2014	$5,594
2015	6,149
2016	561
2017	-
2018 and thereafter	-
$12,304
Less: current maturities	5,594
$6,710